SCHEDULE OF FAIR VALUE MEASUREMENT OF CONTINGENT CONSIDERATION LIABILITY (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Contingent Consideration Liability
Contingent consideration liability	$ 1,326	$ 1,260
Contingent consideration liability change in fair value	(265)	66
Contingent consideration liability	$ 1,061	$ 1,326